SCHEDULE OF FAIR VALUE ASSUMPTION OF WARRANTS (Details) - Warrant [Member] - Integer	Sep. 30, 2022	Mar. 31, 2022
Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Expected term
Measurement Input, Option Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrant risk free interest rate
Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrant risk free interest rate
Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrant risk free interest rate		0.10